Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Weighted average amortization period (in years)	5 years 7 months 6 days	5 years
Gross carrying amount	¥ 53,520	¥ 51,355
Accumulated amortization	(37,589)	(31,259)
Net carrying amount	¥ 15,931	¥ 20,096
Software
Intangible assets, net
Weighted average amortization period (in years)	4 years 8 months 12 days	3 years 8 months 12 days
Gross carrying amount	¥ 44,685	¥ 42,715
Accumulated amortization	(32,981)	(27,482)
Net carrying amount	¥ 11,704	¥ 15,233
Customer relationship
Intangible assets, net
Weighted average amortization period (in years)	10 years	10 years
Gross carrying amount	¥ 7,735	¥ 7,735
Accumulated amortization	(4,137)	(3,364)
Net carrying amount	¥ 3,598	¥ 4,371
Trademarks
Intangible assets, net
Weighted average amortization period (in years)	10 years	10 years
Gross carrying amount	¥ 743	¥ 623
Accumulated amortization	(398)	(361)
Net carrying amount	¥ 345	¥ 262
Patent right
Intangible assets, net
Weighted average amortization period (in years)	10 years	10 years
Gross carrying amount	¥ 357	¥ 282
Accumulated amortization	(73)	(52)
Net carrying amount	¥ 284	¥ 230